Nature of Operations	12 Months Ended
Nov. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations	Nature of Operations
Jefferies Financial Group Inc. ("Jefferies," "we," "our" or the "Company") is a diversified financial services company engaged in investment banking and capital markets, asset management and direct investing. Jefferies Group LLC ("Jefferies Group"), our largest subsidiary, is the largest independent full-service global investment banking firm headquartered in the U.S.
In the fourth quarter of 2018, we changed our fiscal year end from a calendar year basis to a fiscal year ending on November 30, consistent with the fiscal year of Jefferies Group. Our 2018 fiscal year consists of the eleven month transition period beginning January 1, 2018 through November 30, 2018. Financial statements for 2017 continue to be presented on the basis of our previous calendar year end.

In March 2013, Jefferies Group became an indirect wholly-owned subsidiary of Jefferies, yet retains a separate credit rating and continues to be a separate U.S. Securities and Exchange Commission ("SEC") reporting company. Jefferies Group has a November 30 year end. Prior to the fourth quarter of 2018, because our fiscal year end was December 31, we reflected Jefferies Group in our consolidated financial statements utilizing a one month lag. In connection with our change in fiscal year end to November 30, we eliminated the one month lag utilized to reflect Jefferies Group results beginning with the fourth quarter of 2018. Therefore, our results for the eleven months ended November 30, 2018, include twelve month results for Jefferies Group and eleven months for the remainder of our results.

Jefferies Group operates in two business segments: Investment Banking and Capital Markets, and Asset Management. Investment Banking and Capital Markets includes investment banking, capital markets and other related services. Investment banking provides underwriting and financial advisory services to clients across most industry sectors in the Americas, Europe and Asia. Capital markets businesses operate across the spectrum of equities, fixed income and foreign exchange products. Related services include, among other things, prime brokerage and equity finance, research and strategy, corporate lending and real estate finance. Asset Management provides investment management services to investors in the U.S. and overseas and invests capital in hedge funds, separately managed accounts and third-party asset managers.
Through Jefferies Group, we own 50% of Jefferies Finance LLC ("Jefferies Finance"), Jefferies Group's joint venture with Massachusetts Mutual Life Insurance Company. Jefferies Finance is a commercial finance company whose primary focus is the origination and syndication of senior secured debt of middle market and growth companies in the form of term and revolving loans. Through Jefferies Group, we also have an interest in Berkadia Commercial Mortgage Holding LLC ("Berkadia"), Jefferies Group's 50-50 equity method joint venture with Berkshire Hathaway Inc. Berkadia is a U.S. commercial real estate finance company providing capital solutions, investment sales advisory and mortgage servicing for multifamily and commercial properties.
Our Asset Management segment includes both the operations of Leucadia Asset Management ("LAM") as well as the asset management operations within Jefferies Group. Within Asset Management, we manage, invest in and provide services to a diverse group of alternative asset management platforms across a spectrum of investment strategies and asset classes. Asset Management offers institutional clients an innovative range of investment strategies through its affiliated managers.

Merchant Banking is where we own a diverse portfolio of businesses and investments that have the potential for significant value appreciation. Our current Merchant Banking businesses and investments include Linkem (fixed wireless broadband services in Italy); Vitesse Energy, LLC ("Vitesse Energy Finance") and JETX Energy, LLC ("JETX Energy") (oil and gas production and development); real estate, primarily including HomeFed LLC ("HomeFed"), formerly HomeFed Corporation; Idaho Timber (manufacturing); FXCM Group, LLC ("FXCM") (provider of online foreign exchange trading services); and The We Company, formerly known as WeWork, (global network of workspaces). Our Merchant Banking businesses and investments also included National Beef Packing Company, LLC ("National Beef") (beef processing), prior to its sale in November 2019; Spectrum Brands Holdings, Inc. ("Spectrum Brands") (consumer products), prior to its distribution to shareholders in October 2019; Berkadia (commercial mortgage banking, investment sales and servicing), prior to its transfer to Jefferies Group in the fourth quarter of 2018; and Garcadia (automobile dealerships), prior to its sale in August 2018. The structure of each of our investments was tailored to the unique opportunity each transaction presented. Our investments may be reflected in our consolidated results as consolidated subsidiaries, equity investments, securities or in other ways, depending on the structure of our specific holdings.

On June 5, 2018, we completed the sale of 48% of National Beef to Marfrig Global Foods S.A. ("Marfrig"), reducing our then ownership in National Beef from 79% to 31%. As of the closing of the sale on June 5, 2018, we deconsolidated our investment in National Beef and accounted for our remaining 31% interest in National Beef under the equity method of accounting. We classified the results of National Beef prior to June 5, 2018 as discontinued operations in the Consolidated Statements of Operations.
See Note 27 for more information. On November 29, 2019, we sold our remaining 31% equity interest in National Beef to Marfrig and other shareholders and received a total of $970.0 million in cash, including $790.6 million of proceeds and $179.4 million from final distributions from National Beef around the time of the sale. The pre-tax gain recognized as a result of this transaction, $205.0 million for the twelve months ended November 30, 2019, is classified as Other revenue. As of November 30, 2019, we no longer hold an equity interest in National Beef.

Prior to October 11, 2019, we owned approximately 15% of Spectrum Brands, a publicly traded global consumer products company on the NYSE (NYSE: SPB), and we reflected this investment at fair value based on quoted market prices. In September 2019, our Board of Directors approved a distribution to stockholders of these Spectrum Brands shares. We distributed 7,514,477 Spectrum Brands shares through a special pro rata dividend effective on October 11, 2019 to stockholders of record as of the close of business on September 30, 2019.

We own approximately 42% of the common shares of Linkem, as well as convertible preferred shares which, if converted, would increase our ownership to approximately 54% of Linkem's common equity at November 30, 2019. Linkem provides residential broadband services in Italy using LTE technologies deployed over the 3.5 GHz spectrum band. Linkem is accounted for under the equity method.

Vitesse Energy Finance is our 97% owned consolidated subsidiary that acquires and invests in non-operated working interests and royalties predominantly in the Bakken Shale oil field in North Dakota. JETX Energy is our 98% owned consolidated subsidiary that currently has non-operated working interests and acreage in east Texas.
We invested $9.0 million in 2013 in The We Company, which creates collaborative office communities, and have received $31.0 million in cash to date. We own less than 1% of The We Company. Our interest in The We Company is reflected in Trading assets in our financial statements at fair value.
Through June 30, 2019, we owned approximately 70% equity interest in HomeFed, which owns and develops residential and mixed use real estate properties. We accounted for our interest under the equity method. On July 1, 2019, we completed a merger with HomeFed by which we acquired the remaining common stock of HomeFed. From July 1, 2019, the results of HomeFed are reflected on a consolidated basis. In connection with the merger, HomeFed stockholders received two shares of our common stock for each share of HomeFed common stock. A total of 9.3 million shares were issued, which were valued at $178.8 million at closing based on the market price of our common shares. As an offset to these issued shares, our Board of Directors authorized the repurchase of an additional 9.25 million shares in the open market.
The HomeFed acquisition was accounted for as a business combination. The fair value of the shares issued to acquire the remaining common shares of HomeFed implied an aggregate fair value of $596.4 million for 100% of HomeFed's equity balance. In accordance with purchase accounting, we allocated the $596.4 million fair value for 100% of HomeFed to its assets, liabilities and noncontrolling interests. We recorded $101.7 million of cash, $413.2 million of real estate, $198.3 million of investments in associated companies, $37.4 million of deferred tax assets, $15.3 million of goodwill and intangibles, $6.6 million of other assets, $125.5 million of long-term debt, $46.7 million of payables, expense accruals and other liabilities and $3.9 million of noncontrolling interests. In addition, associated with the acquisition, we also recorded $32.4 million of goodwill generated by the establishment of $32.4 million of deferred tax liabilities related to allocated value exceeding the tax basis of some of the HomeFed net assets. The estimated weighted average useful lives for the amortizable intangibles were 4 years at time of acquisition. Our allocation of the acquisition price is based on our estimate of fair value for each of the acquired assets and liabilities, which were developed primarily utilizing discounted cash flow models. In connection with the acquisition of the remaining interest of HomeFed, we recognized a $72.1 million non-cash pre-tax gain in Other revenues on the revaluation of our 70% interest in HomeFed to fair value. The fair value of our 70% interest in HomeFed was based on the implied $596.4 million equity value for 100% of HomeFed.
Idaho Timber is our consolidated subsidiary engaged in the manufacture and distribution of various wood products.

Our investment in FXCM and associated companies consist of a senior secured term loan due February 15, 2021, ($71.6 million principal outstanding at November 30, 2019); a 50% voting interest in FXCM and rights to a majority of all distributions in respect of the equity of FXCM.

Garcadia was an equity method joint venture that owned and operated automobile dealerships. During the third quarter of 2018, we sold our equity interests in Garcadia and our associated real estate to our former partners, the Garff family, for $417.2 million in cash. The pre-tax gain recognized as a result of this transaction, $221.7 million during the third quarter of 2018, is classified as Other revenue.